Share based compensation - Equity-settled share-based compensation (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares
Disclosure of terms and conditions of share based payment arrangement
Exercisable warrants at December 31 | shares	1,893,182	1,453,726
Shares representing the exercisable warrants at December 31 | shares	1,893,182	1,453,726
Weighted average exercise price per share. | € / shares	€ 8.34	€ 8.18
Weighted average share price at the date of exercise. | € / shares	€ 6.56	€ 9.24